Costs and Expenses by Nature - Summary of Expenses by Nature/Purpose (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Expense By Nature [abstract]
Commodity cost (natural gas)	R$ (6,137,104)	R$ (3,867,044)	R$ (4,885,497)
Raw materials	(4,631,436)	(3,289,845)	(3,231,169)
Personnel expenses	(1,997,881)	(2,533,429)	(2,244,252)
Depreciation and amortization	(2,504,384)	(2,340,854)	(2,287,877)
Railroad transportation and port elevation expenses	(2,128,043)	(1,897,975)	(1,867,196)
Electricity purchased for resale	(968,503)	(927,913)
Construction cost	(1,020,176)	(885,630)	(813,341)
Natural gas transportation cost	(1,074,441)	(753,603)	(703,500)
Other transport	(25,143)
Selling expenses	(23,638)	(23,387)	(26,168)
Expenses with third-party services	(751,486)
Other	(897,789)	(731,869)	(460,161)
Total expenses by nature	(22,160,024)	(17,251,549)	(16,519,161)
Cost of sales	(19,864,248)	(14,999,823)	(14,616,985)
Selling expenses	(723,419)	(661,907)	(666,114)
General and administrative expenses	(1,572,357)	(1,589,819)	(1,236,062)
Total cost and expenses	R$ (22,160,024)	R$ (17,251,549)	R$ (16,519,161)